SHAREHOLDERS' EQUITY (Schedule of Outstanding and Exercisable Options Granted) (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Options outstanding	4,716,941
Weighted average remaining contractual term	8 years
Options exercisable	3,467,471
Weighted average remaining contractual term	8 years 2 months 12 days
$ 0.004 - $ 1.76 [Member]
Exercise price, minimum | $ / shares	$ 0.004
Exercise price, maximum | $ / shares	$ 1.76
Options outstanding	2,069,939
Weighted average remaining contractual term	8 years 8 months 12 days
Options exercisable	2,013,187
Weighted average remaining contractual term	8 years 9 months 18 days
$ 7.55 - $ 11.70 [Member]
Exercise price, minimum | $ / shares	$ 7.55
Exercise price, maximum | $ / shares	$ 11.70
Options outstanding	970,794
Weighted average remaining contractual term	7 years 6 months
Options exercisable	504,671
Weighted average remaining contractual term	7 years 3 months 18 days
$ 16.68 - $ 19.21 [Member]
Exercise price, minimum | $ / shares	$ 16.68
Exercise price, maximum | $ / shares	$ 19.21
Options outstanding	931,627
Weighted average remaining contractual term	7 years 7 months 6 days
Options exercisable	497,811
Weighted average remaining contractual term	7 years 7 months 6 days
$ 22.70 - $ 29.74 [Member]
Exercise price, minimum | $ / shares	$ 22.70
Exercise price, maximum | $ / shares	$ 29.74
Options outstanding	744,581
Weighted average remaining contractual term	7 years 3 months 18 days
Options exercisable	451,802
Weighted average remaining contractual term	7 years 3 months 18 days